Simplify Multi-QIS Alternative ETF (QIS)

a series of Simplify Exchange Traded Funds

Supplement dated July 15, 2024, to the Prospectus and Summary Prospectus dated

November 1, 2023 and Statement of Additional Information (“SAI”) dated November 1, 2023

(as supplemented April 9, 2024)

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The disclosure following the paragraph heading “Portfolio Managers” on page 6 of the Summary Prospectus and on page 103 of the Prospectus is deleted and replaced in its entirety with the following:

David Berns, Chief Investment Officer of the Adviser; David Jackson, Vice President of Portfolio Management of the Adviser; and Roxton McNeal, Head Portfolio Manager of the Adviser, serve as portfolio managers of the Fund. Dr. Berns, and Mr. Jackson have each served the Fund as a portfolio manager since it commenced operations. Mr. McNeal has each served the Fund since July 2024. Dr. Berns, Mr. Jackson, and Mr. McNeal are jointly and primarily responsible for the management of the Fund.

The third paragraph in the section entitled “PORTFOLIO MANAGERS” on page 236 of the Prospectus relating to John Downing is deleted in its entirety.

After the eighth paragraph in the section entitled “PORTFOLIO MANAGERS” on page 237 of the Prospectus, the following is added:

Roxton McNeal serves as the Head Portfolio Manager of QIS Investments with the Adviser. Prior to joining Simplify, Roxton was Managing Director and Head of Investment Strategy & Allocation at the UPS Pension Group Trust. He maintained investment oversight for the strategic and tactical allocation of the $45 billion in assets held for the UPS defined benefit plans. He was responsible for the implementation of plan level derivative overlay strategies (QIS and duration), Asset/Liability Management (ALM) and risk and performance monitoring.

The fifth paragraph in the section entitled “PORTFOLIO MANAGERS” on page 42 of the SAI is deleted in its entirety and replaced with the following:

David Berns, David Jackson, and Roxton McNeal serve as portfolio managers of the Simplify Multi-QIS Alternative ETF.

The account managed information table for John Downing in the section entitled “PORTFOLIO MANAGERS” on page 43 of the SAI is deleted in its entirety.

Before the first account managed information table in the section entitled “PORTFOLIO MANAGERS” on page 45 of the SAI, the following is added:

Roxton McNeal (as of July 15, 2024)

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The second paragraph in the section entitled “Compensation” on page 45 of the SAI relating to John Downing is deleted in its entirety and replaced with the following:

Mr. McNeal is compensated through a salary and options on the equity of the Adviser.

In the “Dollar Range of Equity Securities in the Fund” table in the section entitled “Ownership” on page 46 of the SAI, the column relating to John Downing is deleted in its entirety.

In the “Dollar Range of Equity Securities in the Fund” table in the section entitled “Ownership” on page 46 of the SAI, the following information relating to Roxton McNeal is added:

Name of Portfolio Manager / Name of Fund	Dollar Range of Equity Securities in the Fund Roxton McNeal
Simplify Multi-QIS Alternative ETF	0

In the “Dollar Range of Equity Securities in the Fund” table in the section entitled “Ownership” on page 46 of the SAI, the following rows relating to Paul Kim are deleted in its entirety and replaced with the following:

Name of Portfolio Manager / Name of Fund	Dollar Range of Equity Securities in the Fund Paul Kim
Simplify Multi-QIS Alternative ETF	N/A

This Supplement dated July 15, 2024, provides relevant information for all shareholders, and should be retained for future reference. The Fund’s Prospectus, Summary Prospectus, and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.